UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number  811-09917
                                                    -----------


                        SENTINEL VARIABLE PRODUCTS TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)


                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)


                     SENTINEL ADMINISTRATIVE SERVICES, INC.
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ---------------------------------------
                     (Name and address of agent for service)


                                 (802) 229-3113
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end:  12/31/07
                         ----------

Date of reporting period: 09/30/07
                         ----------

SENTINEL VARIABLE PRODUCTS TRUST BALANCED FUND

FUND PROFILE
at September 30, 2007 (Unaudited)

PORTFOLIO WEIGHTINGS

ASSET CATEGORY                                             PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Common Stocks                                                              69.4%
U.S. Government Obligations                                                29.1%
Cash and Other                                                              1.5%
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS*

DESCRIPTION                                                PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
General Electric Co.                                                        1.9%
United Technologies Corp.                                                   1.9%
ExxonMobil Corp.                                                            1.7%
Johnson & Johnson                                                           1.5%
Freeport-McMoRan Copper & Go                                                1.4%
Honeywell Int'l., Inc.                                                      1.4%
Praxair, Inc.                                                               1.3%
Medtronic, Inc.                                                             1.3%
Procter & Gamble Co.                                                        1.3%
Bank of New York Mellon Corp.                                               1.3%
  TOTAL OF NET ASSETS*                                                     15.0%
--------------------------------------------------------------------------------

TOP FIXED INCOME HOLDINGS*

                                                    MATURITY          PERCENT OF
DESCRIPTION                      COUPON               DATE            NET ASSETS
--------------------------------------------------------------------------------
FNR 06-63 VH                      6.50%             03/25/23             7.2%
FHLMC G01865                      5.00%             09/01/33             5.0%
FHLMC G03139                      6.50%             07/01/37             3.7%
GNR 01-53 PB                      6.50%             11/20/31             3.7%
FNR 06-88 BV                      6.50%             11/25/25             2.4%
FNR 06-78 BV                      6.50%             06/25/23             2.4%
FNR 06-66 NV                      6.50%             02/25/24             2.4%
FNR 07-83 PB                      6.00%             09/25/31             2.3%
  TOTAL OF NET ASSETS*                                                  29.1%
--------------------------------------------------------------------------------

AVERAGE EFFECTIVE DURATION (for all Fixed Income Holdings) 4.8 years**

* "TOP 10 EQUITY HOLDINGS" AND "TOP FIXED INCOME HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE COMPLETE HOLDINGS FOLLOW.

** THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF MORTGAGE-BACKED BONDS TO MEASURE THE SENSITIVITY OF THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.

INVESTMENT IN SECURITIES
at September 30, 2007 (Unaudited)

                                                       PRINCIPAL
                                                         AMOUNT       VALUE
                                                       (M=$1,000)    (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 29.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION 8.8%
Mortgage-Backed Securities:
30-Year:
FHLMC G01865
  5%, 09/01/33                                             1,144M  $  1,096,862
FHLMC G03139
  6.5%, 07/01/37                                             799M       813,009
                                                                   ------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                          1,909,871
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 16.7%
Collateralized Mortgage Obligations:
FNR 06-63 VH
  6.5%, 03/25/23                                           1,500M     1,558,740
FNR 06-78 BV
  6.5%, 06/25/23                                             500M       520,380
FNR 06-66 NV
  6.5%, 02/25/24                                             500M       517,125
FNR 06-88 BV
  6.5%, 11/25/25                                             500M       521,420
FNR 07-83 PB
  6%, 09/25/31                                               500M       508,405
                                                                   ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           3,626,070
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE CORPORATION 3.6%
Collateralized Mortgage Obligations:
GNR 01-53 PB
  6.5%, 11/20/31                                             750M       795,435
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $6,228,319)                                                   6,331,376
                                                                   ------------

                                                         SHARES
                                                       ----------
COMMON STOCKS 69.4%
CONSUMER DISCRETIONARY 3.9%
Comcast Corp. * (a)                                         8,250       197,670
Grupo Televisa SA ADR *                                     4,000        96,680
McDonald's Corp.                                            2,000       108,940
McGraw-Hill Cos., Inc. (a)                                  2,200       112,002
Time Warner, Inc.                                           5,000        91,800

                                                         SHARES       VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
TJX Cos., Inc. (a)                                          1,700  $     49,419
Walt Disney Co.                                             5,800       199,462
                                                                   ------------
                                                                        855,973
                                                                   ------------
CONSUMER STAPLES 6.6%
Altria Group, Inc.                                          2,000       139,060
CVS Caremark Corp.                                          2,700       107,001
Diageo PLC ADR *                                            1,500       131,595
HJ Heinz Co. (a)                                            1,100        50,820
Kellogg Co. (a)                                             2,500       140,000
Kimberly-Clark Corp. (a)                                    1,500       105,390
Kraft Foods, Inc.                                           1,384        47,762
McCormick & Co, Inc./MD                                     5,000       179,850
PepsiCo, Inc.                                               3,500       256,410
Procter & Gamble Co.                                        4,000       281,360
                                                                   ------------
                                                                      1,439,248
                                                                   ------------
ENERGY 7.4%
Chevron Corp.                                               2,500       233,950
EOG Resources, Inc. (a)                                     2,100       151,893
ExxonMobil Corp.                                            4,000       370,240
GlobalSantaFe Corp. (a)                                     1,500       114,030

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST BALANCED FUND

                                                         SHARES       VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
Noble Energy, Inc. (a)                                      2,000  $    140,080
Pride Int'l., Inc. * (a)                                    2,500        91,375
Schlumberger Ltd.                                           2,500       262,500
Weatherford Int'l., Ltd. * (a)                              3,500       235,130
                                                                   ------------
                                                                      1,599,198
                                                                   ------------
FINANCIALS 12.3%
ACE Ltd.                                                    1,700       102,969
American Express Co. (a)                                    2,700       160,299
American Int'l. Group, Inc.                                 3,000       202,950
Ameriprise Financial, Inc.                                    540        34,079
Bank of America Corp.                                       5,000       251,350
Bank of New York Mellon Corp.                               6,330       279,406
Citigroup, Inc.                                             5,000       233,350
Discover Financial Services (a)                               850        17,680
Goldman Sachs Group, Inc. (a)                                 600       130,044
Hartford Financial Services                                 1,500       138,825
JPMorgan Chase & Co.                                        5,000       229,100
Merrill Lynch & Co., Inc.                                   2,000       142,560
Moody's Corp. (a)                                           2,000       100,800
Morgan Stanley                                              1,700       107,100
Travelers Cos., Inc. (a)                                    2,500       125,850
US Bancorp (a)                                              3,400       110,602
Wachovia Corp.                                              3,000       150,450
Wells Fargo & Co.                                           4,200       149,604
                                                                   ------------
                                                                      2,667,018
                                                                   ------------
HEALTH CARE 11.0%
Amgen, Inc. *                                               3,000       169,710
Baxter Int'l., Inc.                                         2,500       140,700
Bristol-Myers Squibb Co.                                    2,000        57,640
Cigna Corp.                                                 1,500        79,935
Covidien Ltd.                                               1,500        62,250
Eli Lilly & Co. (a)                                         2,500       142,325
GlaxoSmithKline PLC ADR * (a)                               1,500        79,800
Hospira, Inc. * (a)                                         2,000        82,900
Johnson & Johnson                                           5,000       328,500
Laboratory Corp of America Holdings *                         700        54,761
Medco Health Solutions, Inc. *                              1,200       108,468
Medtronic, Inc.                                             5,000       282,050
Pfizer, Inc.                                                5,000       122,150
Quest Diagnostics, Inc. (a)                                 2,500       144,425
Schering-Plough Corp. (a)                                   6,700       211,921
St. Jude Medical, Inc. * (a)                                2,000        88,140
Teva Pharmaceutical Industries Ltd. ADR *                   2,500       111,175
Zimmer Holdings, Inc. *                                     1,500       121,485
                                                                   ------------
                                                                      2,388,335
                                                                   ------------
INDUSTRIALS 11.6%
Boeing Co.                                                  2,000       209,980
Canadian National Railway Co.                               1,800       102,600
Deere & Co. (a)                                             1,500       222,630
General Dynamics Corp.                                      1,800       152,046
General Electric Co.                                       10,000       414,000
Honeywell Int'l., Inc.                                      5,200       309,244
Northrop Grumman Corp.                                      1,700       132,600
Rockwell Automation, Inc.                                   1,500       104,265
Tyco Int'l. Ltd (a)                                         1,500        66,510
Union Pacific Corp.                                         2,000       226,120
United Technologies Corp.                                   5,000       402,400
Waste Management, Inc.                                      5,000       188,700
                                                                   ------------
                                                                      2,531,095
                                                                   ------------
INFORMATION TECHNOLOGY 10.7%
Accenture Ltd.                                              2,100        84,525
Adobe Systems, Inc. *                                       3,500       152,810
Broadcom Corp. * (a)                                        4,000       145,760
Cisco Systems, Inc. *                                       6,000       198,660
EMC Corp. *                                                 6,000       124,800
Fiserv, Inc. * (a)                                          2,700       137,322
Intel Corp.                                                 7,500       193,950
Microchip Technology, Inc. (a)                              4,000       145,280
Microsoft Corp.                                             7,000       206,220
Motorola, Inc.                                              7,000       129,710
Network Appliance, Inc. * (a)                               3,000        80,730
Nokia Oyj ADR *                                             3,000       113,790
Oracle Corp. *                                              6,100       132,065
SAP AG ADR * (a)                                            3,100       181,877
Seagate Technology (a)                                      5,000       127,900
Texas Instruments, Inc.                                     4,500       164,655
                                                                   ------------
                                                                      2,320,054
                                                                   ------------
MATERIALS 3.6%
EI Du Pont de Nemours & Co. (a)                             3,500       173,460
Freeport-McMoRan Copper & Gold, Inc. (a)                    3,000       314,670
Praxair, Inc.                                               3,500       293,160
                                                                   ------------
                                                                        781,290
                                                                   ------------
TELECOMMUNICATION SERVICES 1.8%
America Movil SA de CV
ADR *                                                       2,300       147,200
AT&T, Inc.                                                  2,400       101,544
Verizon Communications, Inc.                                3,000       132,840
                                                                   ------------
                                                                        381,584
                                                                   ------------
UTILITIES 0.5%
Entergy Corp.                                               1,000       108,290
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $10,080,674)                                                 15,072,085
                                                                   ------------
MONEY MARKET FUNDS 19.9%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $4,332,346)                                     4,332,346     4,332,346
                                                                   ------------
TOTAL INVESTMENTS 118.4%
  (COST $20,641,339)+                                                25,735,807
EXCESS OF LIABILITIES OVER OTHER ASSETS (18.4)%                      (4,004,755)
                                                                   ------------
NET ASSETS 100.0%                                                  $ 21,731,052
                                                                   ============

*     NON-INCOME PRODUCING
+ COST FOR FEDERAL INCOME TAX PURPOSES IS $20,641,339. AT SEPTEMBER 30, 2007 UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $5,094,468 OF WHICH $5,213,859 RELATED TO APPRECIATED SECURITIES AND $119,391 RELATED TO DEPRECIATED SECURITIES.
(a) ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT SEPTEMBER 30, 2007. THE AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2007 IS $2,797,714 AND $4,214,346, RESPECTIVELY.
(b) MONEY MARKET MUTUAL FUND REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND ADVISED BY SSGA FUNDS MANAGEMENT, INC., AN AFFILIATE OF STATE STREET BANK AND TRUST COMPANY. THIS AMOUNT REPRESENTS THE INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LENDING ACTIVITY (SEE NOTE 2).
ADR - AMERICAN DEPOSITORY RECEIPT

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST BOND FUND

FUND PROFILE
at September 30, 2007 (Unaudited)

AVERAGE EFFECTIVE DURATION

DURATION                                                   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Less than 1 yr.                                                            4.19%
1 yr. to 2.99 yrs.                                                        15.87%
3 yrs. to 3.99 yrs.                                                       20.48%
4 yrs. to 5.99 yrs.                                                       51.16%
6 yrs. to 7.99 yrs.                                                        4.71%
8 yrs. and over                                                            3.59%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*

                                                    MATURITY          PERCENT OF
DESCRIPTION                      COUPON               DATE            NET ASSETS
--------------------------------------------------------------------------------
FHLMC G01865                      5.00%             09/01/33             10.8%
FNR 06-63 VH                      6.50%             03/25/23              9.3%
U.S. Treasury Note               3.375%             10/15/09              7.7%
FNR 03-3 HJ                       5.00%             02/25/18              7.7%
FNR 06-88 BV                      6.50%             11/25/25              7.0%
FHLMC G01864                      5.00%             01/01/34              5.3%
FHR 3181 BV                       6.50%             06/15/26              4.7%
FNR 06-78 BV                      6.50%             06/25/23              4.7%
FNR 02-94 CE                      5.00%             01/25/18              4.4%
FHLMC G03139                      6.50%             07/01/37              3.6%
  TOTAL OF NET ASSETS                                                    65.2%
--------------------------------------------------------------------------------

AVERAGE EFFECTIVE DURATION (for all Fixed Income Holdings) 4.4 years**

* "TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE COMPLETE HOLDINGS BELOW.

** THE AVERAGE EFFECTIVE DURATION CONSIDERS THE CALL AND PUT DATE OF A SECURITY AND THE PRE-PAYMENT RISK OF MORTGAGE-BACKED BONDS TO MEASURE THE SENSITIVITY OF THE FUND'S PRICE DUE TO CHANGES IN INTEREST RATES.

INVESTMENT IN SECURITIES
at September 30, 2007 (Unaudited)

                                                       PRINCIPAL
                                                         AMOUNT       VALUE
                                                       (M=$1,000)    (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 81.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS 68.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION 24.3%
Collateralized Mortgage Obligations:
FHR 3181 BV
  6.5%, 06/15/26                                           1,000M  $  1,042,990
                                                                   ------------
Mortgage-Backed Securities:
30-Year:
FHLMC G01865
  5%, 09/01/33                                             2,517M     2,413,095
FHLMC G01864
  5%, 01/01/34                                             1,229M     1,176,736
FHLMC G03139
  6.5%, 07/01/37                                             799M       813,009
                                                                   ------------
                                                                      4,402,840
                                                                   ------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                          5,445,830
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 40.3%
Collateralized Mortgage Obligations:
FNR 02-94 CE
  5%, 01/25/18                                             1,000M       979,140
FNR 03-3 HJ
  5%, 02/25/18                                             1,750M     1,711,990
FNR 06-63 VH
  6.5%, 03/25/23                                           2,000M     2,078,320
FNR 06-78 BV
  6.5%, 06/25/23                                           1,000M     1,040,760
FNR 06-66 NV
  6.5%, 02/25/24                                             551M       570,368
FNR 06-88 BV
  6.5%, 11/25/25                                           1,500M     1,564,260
FNR 07-83 PB
  6%, 09/25/31                                               500M       508,405
                                                                   ------------
                                                                      8,453,243
                                                                   ------------
Mortgage-Backed Securities:
30-Year:
FNMA 882684
  6%, 06/01/36                                               568M       568,535
                                                                   ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           9,021,778
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE CORPORATION 3.6%
Collateralized Mortgage Obligations:
GNR 01-53 PB
  6.5%, 11/20/31                                             750M       795,435
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                             15,263,043
                                                                   ------------
U.S. TREASURY OBLIGATIONS 13.3%
5-Year:
  4.375%, 01/31/08 (a)                                       750M       751,050
  3.375%, 10/15/09 (a)                                     1,750M     1,730,575
  3.625%, 01/15/10 (a)                                       500M       496,325
                                                                   ------------
                                                                      2,977,950
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $18,022,824)                                                 18,240,993
                                                                   ------------
BONDS 16.6%
CONSUMER CYCLICAL 3.2%
McDonald's Corp.
  4.125%, 06/01/13 (a)                                       750M       704,505
                                                                   ------------
CONSUMER STAPLE 3.2%
Anheuser-Busch Cos., Inc.
  4.375%, 01/15/13 (a)  740M                                            704,828
                                                                   ------------
ENERGY 2.3%
Kimberly-Clark Corp.
  6.125%, 08/01/17 (a)                                       500M       515,960
                                                                   ------------
FINANCIAL 5.6%
Bank of New York
  4.95%, 01/14/11                                            500M       498,160
Fleet National Bank
  5.75%, 01/15/09                                            250M       252,377

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST BOND FUND

                                                       PRINCIPAL
                                                         AMOUNT       VALUE
                                                       (M=$1,000)    (NOTE 2)
--------------------------------------------------------------------------------
John Deere Capital Corp.
  5.4%, 04/07/10 (a)                                         500M  $    506,560
                                                                   ------------
                                                                      1,257,097
                                                                   ------------
MEDIA 2.3%
Time Warner Cos., Inc.
  6.875%, 06/15/18                                           500M       517,975
                                                                   ------------
TOTAL BONDS
  (COST $3,761,538)                                                   3,700,365
                                                                   ------------

                                                         SHARES
                                                       ----------
MONEY MARKET FUNDS 21.1%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $4,724,728)                                     4,724,728     4,724,728
                                                                   ------------
TOTAL INVESTMENTS 119.2%
  (COST $26,509,090)+                                                26,666,086
EXCESS OF LIABILITIES OVER OTHER ASSETS (19.2)%                      (4,290,280)
                                                                   ------------
NET ASSETS 100.0%                                                  $ 22,375,806
                                                                   ============

+ COST FOR FEDERAL INCOME TAX PURPOSES IS $26,509,090. AT SEPTEMBER 30, 2007 UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $156,996 OF WHICH $241,955 RELATED TO APPRECIATED SECURITIES AND $84,959 RELATED TO DEPRECIATED SECURITIES.
(a) ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT SEPTEMBER 30, 2007. THE AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2007 IS $4,570,902 AND $4,567,481, RESPECTIVELY.
(b) MONEY MARKET MUTUAL FUND REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND ADVISED BY SSGA FUNDS MANAGEMENT, INC., AN AFFILIATE OF STATE STREET BANK AND TRUST COMPANY. THIS AMOUNT REPRESENTS THE INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LENDING ACTIVITY (SEE NOTE 2).

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND

FUND PROFILE
at September 30, 2007 (Unaudited)

TOP SECTORS

SECTOR                                                     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                 16.5%
Industrials                                                                15.2%
Health Care                                                                14.4%
Information Technology                                                     13.9%
Energy                                                                     11.4%
Consumer Staples                                                            9.2%
Consumer Discretionary                                                      5.2%
Materials                                                                   5.1%
Telecommunication Services                                                  2.7%
Utilities                                                                   0.9%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*

DESCRIPTION                                                PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Schlumberger Ltd.                                                           3.3%
United Technologies Corp.                                                   2.9%
General Electric Co.                                                        2.8%
Freeport-McMoRan Copper & Gold, Inc.                                        2.4%
ExxonMobil Corp.                                                            2.4%
Johnson & Johnson                                                           2.2%
Medtronic, Inc.                                                             2.0%
Bank of New York Mellon Corp.                                               2.0%
PepsiCo, Inc.                                                               1.7%
Bank of America Corp.                                                       1.7%
  TOTAL OF NET ASSETS                                                      23.4%
--------------------------------------------------------------------------------

* "TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE COMPLETE HOLDINGS FOLLOW.

INVESTMENT IN SECURITIES
at September 30, 2007 (Unaudited)

                                                         SHARES       VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS 94.5%
CONSUMER DISCRETIONARY 5.2%
Comcast Corp. *                                            45,600  $  1,092,576
Grupo Televisa SA ADR *                                    17,500       422,975
McDonald's Corp.                                           14,000       762,580
McGraw-Hill Cos., Inc.                                      9,400       478,554
Time Warner, Inc.                                          55,000     1,009,800
TJX Cos., Inc.                                              7,000       203,490
Walt Disney Co.                                            21,400       735,946
                                                                   ------------
                                                                      4,705,921
                                                                   ------------
CONSUMER STAPLES 9.2%
Altria Group, Inc.                                         14,600     1,015,138
CVS Caremark Corp.                                         15,000       594,450
Diageo PLC ADR *                                            8,500       745,705
HJ Heinz Co.                                                5,600       258,720
Kellogg Co.                                                17,000       952,000
Kimberly-Clark Corp. (a)                                   12,000       843,120
Kraft Foods, Inc.                                          10,103       348,654
McCormick & Co, Inc./MD                                    20,000       719,400
PepsiCo, Inc.                                              21,200     1,553,112
Procter & Gamble Co.                                       17,852     1,255,710
                                                                   ------------
                                                                      8,286,009
                                                                   ------------
ENERGY 11.4%
Chevron Corp.                                              14,100     1,319,478
EOG Resources, Inc. (a)                                    11,200       810,096
ExxonMobil Corp.                                           23,000     2,128,880
GlobalSantaFe Corp.                                         9,800       744,996
Noble Energy, Inc. (a)                                     10,000       700,400
Pride Int'l., Inc. *                                       10,000       365,500
Schlumberger Ltd.                                          27,916     2,931,180
Weatherford Int'l., Ltd. * (a)                             19,500     1,310,010
                                                                   ------------
                                                                     10,310,540
                                                                   ------------
FINANCIALS 16.5%
ACE Ltd.                                                    8,300       502,731
American Express Co.                                       19,213     1,140,676
American Int'l. Group, Inc.                                15,000     1,014,750
Ameriprise Financial, Inc.                                  3,842       242,468
Bank of America Corp.                                      29,678     1,491,913
Bank of New York Mellon Corp.                              40,013     1,766,174
Citigroup, Inc.                                            31,000     1,446,770
Discover Financial Services                                 3,800        79,040
Goldman Sachs Group, Inc.                                   2,800       606,872
Hartford Financial Services                                 6,500       601,575
JPMorgan Chase & Co.                                       32,000     1,466,240
Merrill Lynch & Co., Inc.                                  10,000       712,800
Moody's Corp. (a)                                          10,000       504,000
Morgan Stanley                                              7,600       478,800
Travelers Cos., Inc.                                       15,000       755,100
US Bancorp (a)                                             15,000       487,950
Wachovia Corp.                                             18,000       902,700
Wells Fargo & Co.                                          17,800       634,036
                                                                   ------------
                                                                     14,834,595
                                                                   ------------
HEALTH CARE 14.4%
Amgen, Inc. *                                              14,000       791,980
Baxter Int'l., Inc.                                        15,800       889,224
Bristol-Myers Squibb Co.                                   16,400       472,648
Cigna Corp.                                                 7,200       383,688
Covidien Ltd.                                              11,250       466,875
Eli Lilly & Co.                                            10,000       569,300
GlaxoSmithKline PLC ADR * (a)                              10,000       532,000
Hospira, Inc. * (a)                                        10,000       414,500
Johnson & Johnson                                          30,000     1,971,000
Laboratory Corp of America Holdings * (a)                   3,000       234,690
Medco Health Solutions, Inc. *                              5,000       451,950
Medtronic, Inc.                                            31,400     1,771,274
Pfizer, Inc.                                               30,000       732,900

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND

                                                         SHARES       VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
Quest Diagnostics, Inc. (a)                                12,000  $    693,240
Schering-Plough Corp.                                      25,300       800,239
St. Jude Medical, Inc. *                                   10,000       440,700
Teva Pharmaceutical Industries Ltd. ADR *                  11,700       520,299
Zimmer Holdings, Inc. *                                    10,000       809,900
                                                                   ------------
                                                                     12,946,407
                                                                   ------------
INDUSTRIALS 15.2%
Boeing Co.                                                  9,100       955,409
Canadian National Railway Co.                               8,900       507,300
Deere & Co.                                                 7,500     1,113,150
General Dynamics Corp.                                      8,800       743,336
General Electric Co.                                       60,000     2,484,000
Honeywell Int'l., Inc.                                     22,100     1,314,287
Northrop Grumman Corp.                                      8,800       686,400
Rockwell Automation, Inc.                                  11,300       785,463
Tyco Int'l. Ltd                                            11,250       498,825
Union Pacific Corp.                                         8,100       915,786
United Technologies Corp.                                  32,000     2,575,360
Waste Management, Inc.                                     30,000     1,132,200
                                                                   ------------
                                                                     13,711,516
                                                                   ------------
INFORMATION TECHNOLOGY 13.9%
Accenture Ltd.                                             10,000       402,500
Adobe Systems, Inc. *                                      17,500       764,050
Broadcom Corp. *                                           20,000       728,800
Cisco Systems, Inc. *                                      40,000     1,324,400
EMC Corp. *                                                40,000       832,000
Fiserv, Inc. *                                             11,600       589,976
Intel Corp.                                                40,000     1,034,400
Microchip Technology, Inc. (a)                             14,000       508,480
Microsoft Corp.                                            45,000     1,325,700
Motorola, Inc.                                             29,300       542,929
Network Appliance, Inc. *                                  16,000       430,560
Nokia Oyj ADR *                                            20,000       758,600
Oracle Corp. *                                             25,000       541,250
Qualcomm, Inc.                                              8,500       359,210
SAP AG ADR * (a)                                           11,700       686,439
Seagate Technology (a)                                     26,200       670,196
Texas Instruments, Inc.                                    17,000       622,030
Tyco Electronics Ltd.                                      11,250       398,588
                                                                   ------------
                                                                     12,520,108
                                                                   ------------
MATERIALS 5.1%
EI Du Pont de Nemours & Co.                                20,000       991,200
Freeport-McMoRan Copper & Gold, Inc.                       20,800     2,181,712
Praxair, Inc.                                              17,000     1,423,920
                                                                   ------------
                                                                      4,596,832
                                                                   ------------
TELECOMMUNICATION SERVICES 2.7%
America Movil SA de CV ADR *                               11,500       736,000
AT&T, Inc.                                                 14,400       609,264
Embarq Corp.                                                  635        35,306
Verizon Communications, Inc.                               10,000       442,800
Vodafone Group PLC ADR *                                   17,500       635,250
                                                                   ------------
                                                                      2,458,620
                                                                   ------------
UTILITIES 0.9%
Entergy Corp.                                               7,500       812,175
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $56,684,759)                                                 85,182,723
                                                                   ------------
MONEY MARKET FUNDS 7.2%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $6,521,771)                                     6,521,771     6,521,771
                                                                   ------------

                                                       PRINCIPAL
                                                         AMOUNT
                                                       (M=$1,000)
                                                       ----------
U.S. GOVERNMENT OBLIGATIONS 5.0%
FEDERAL HOME LOAN BANK 5.0%
Agency Discount Notes:
  4.15%, 10/03/07
  (Cost $4,498,963)                                        4,500M     4,498,963
                                                                   ------------
TOTAL INVESTMENTS 106.7%
  (COST $67,705,493)+                                                96,203,457
EXCESS OF LIABILITIES OVER OTHER ASSETS (6.7)%                       (6,024,556)
                                                                   ------------
NET ASSETS 100.0%                                                  $ 90,178,901
                                                                   ============

*     NON-INCOME PRODUCING
+ COST FOR FEDERAL INCOME TAX PURPOSES IS $67,705,493. AT SEPTEMBER 30, 2007 UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $28,497,964 OF WHICH $29,617,341 RELATED TO APPRECIATED SECURITIES AND $1,119,377 RELATED TO DEPRECIATED SECURITIES.
(A) ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT SEPTEMBER 30, 2007. THE AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2007 IS $4,470,439 AND $6,368,957, RESPECTIVELY.
(B) MONEY MARKET MUTUAL FUND REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND ADVISED BY SSGA FUNDS MANAGEMENT, INC., AN AFFILIATE OF STATE STREET BANK AND TRUST COMPANY. THIS AMOUNT REPRESENTS THE INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LENDING ACTIVITY (SEE NOTE 2).
ADR - AMERICAN DEPOSITORY RECEIPT

SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND

FUND PROFILE
at September 30, 2007 (Unaudited)

TOP SECTORS

SECTOR                                                     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Information Technology                                                     20.3%
Industrials                                                                19.4%
Consumer Discretionary                                                     15.3%
Health Care                                                                13.2%
Energy                                                                     11.4%
Financials                                                                  8.0%
Materials                                                                   6.3%
Consumer Staples                                                            2.6%
Telecommunication Services                                                  1.5%
Utilities                                                                   1.0%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*

DESCRIPTION                                                PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Tempur-Pedic Int'l., Inc.                                                   2.2%
Jacobs Engineering Group, Inc.                                              2.0%
Cameron Int'l. Corp.                                                        1.9%
Praxair, Inc.                                                               1.8%
Precision Castparts Corp.                                                   1.8%
Affiliated Managers Group, Inc.                                             1.6%
MEMC Electronic Materials, Inc.                                             1.6%
Weatherford Int'l., Ltd.                                                    1.6%
NII Holdings, Inc.                                                          1.5%
BE Aerospace, Inc.                                                          1.5%
Total of Net Assets                                                        17.5%
--------------------------------------------------------------------------------

* "TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE COMPLETE HOLDINGS FOLLOW.

INVESTMENT IN SECURITIES
at September 30, 2007 (Unaudited)

                                                         SHARES       VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 15.3%
Apollo Group, Inc. *                                        3,300  $    198,495
Cablevision Systems Corp.                                   6,400       223,616
Coach, Inc. *                                               8,200       387,614
Dick's Sporting Goods, Inc. * (a)                           5,700       382,755
Hilton Hotels Corp.                                         5,100       237,099
Marriott Int'l., Inc.                                       5,400       234,738
PetSmart, Inc. (a)                                          9,400       299,860
Starwood Hotels & Resorts Worldwide, Inc.                   3,800       230,850
Strayer Education, Inc. (a)                                 2,000       337,260
Tempur-Pedic Int'l., Inc. (a)                              16,300       582,725
Tiffany & Co. (a)                                           5,600       293,160
Under Armour, Inc. * (a)                                    5,100       305,082
Wolverine World Wide, Inc. (a)                              9,900       271,260
                                                                   ------------
                                                                      3,984,514
                                                                   ------------
CONSUMER STAPLES 2.6%
Campbell Soup Co. (a)                                       2,600        96,200
HJ Heinz Co. (a)                                            4,100       189,420
McCormick & Co, Inc./MD                                     7,900       284,163
Whole Foods Market, Inc.                                    2,200       107,712
                                                                   ------------
                                                                        677,495
                                                                   ------------
ENERGY 11.4%
Cameron Int'l. Corp. * (a)                                  5,400       498,366
GlobalSantaFe Corp.                                         4,600       349,692
Grant Prideco, Inc. *                                       5,900       321,668
Noble Energy, Inc. (a)                                      4,300       301,172
Range Resources Corp. (a)                                   7,300       296,818
Smith Int'l., Inc. (a)                                      4,100       292,740
Southwestern Energy Co. * (a)                               4,700       196,695
Weatherford Int'l., Ltd. *                                  6,100       409,798
Williams Cos, Inc. (a)                                      9,000       306,540
                                                                   ------------
                                                                      2,973,489
                                                                   ------------
FINANCIALS 8.0%
Affiliated Managers Group, Inc. * (a)                       3,300       420,783
CME Group, Inc. (a)                                           600       352,410
IntercontinentalExchange, Inc. * (a)                        2,500       379,750
Invesco PLC ADR * (a)                                      12,500       341,250
Moody's Corp. (a)                                           4,000       201,600
T Rowe Price Group, Inc. (a)                                4,800       267,312
UCBH Holdings, Inc. (a)                                     6,500       113,620
                                                                   ------------
                                                                      2,076,725
                                                                   ------------
HEALTH CARE 13.2%
BioMarin Pharmaceuticals, Inc. * (a)                        8,900       221,610
Covance, Inc. * (a)                                         5,000       389,500
Dentsply Int'l. Inc (a)                                     6,900       287,316
Gen-Probe, Inc. * (a)                                       5,700       379,506
Hologic, Inc. * (a)                                         5,600       341,600
Hospira, Inc. *                                             6,900       286,005
PDL BioPharma, Inc. *                                       7,000       151,270
Quest Diagnostics, Inc.                                     6,100       352,397
Shire PLC ADR * (a)                                         4,500       332,910
St. Jude Medical, Inc. *                                    8,100       356,967
VCA Antech, Inc. * (a)                                      8,300       346,525
                                                                   ------------
                                                                      3,445,606
                                                                   ------------
INDUSTRIALS 19.4%
Ametek, Inc. (a)                                            5,900       254,998
BE Aerospace, Inc. * (a)                                    9,600       398,688
Corrections Corp of America * (a)                          11,300       295,721
Expeditors Int'l. Washington, Inc. (a)                      4,700       222,310
Geo Group, Inc. * (a)                                       9,000       266,490

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND

                                                         SHARES       VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
Goodrich Corp. (a)                                          5,400  $    368,442
IHS, Inc. * (a)                                             6,200       350,238
ITT Corp.                                                   3,800       258,134
Jacobs Engineering Group, Inc. * (a)                        6,900       521,502
Precision Castparts Corp. (a)                               3,200       473,536
Republic Services, Inc.                                    10,400       340,184
Ritchie Bros Auctioneers, Inc.                              4,500       292,950
Roper Industries, Inc. (a)                                  5,900       386,450
Spirit Aerosystems Holdings, Inc. *                         7,400       288,156
Stericycle, Inc. * (a)                                      6,200       354,392
                                                                   ------------
                                                                      5,072,191
                                                                   ------------
INFORMATION TECHNOLOGY 20.3%
Adtran, Inc.                                               10,600       244,118
Altera Corp. (a)                                            9,400       226,352
Amphenol Corp. (a)                                          8,900       353,864
Ansys, Inc. * (a)                                          11,100       379,287
Autodesk, Inc. * (a)                                        6,500       324,805
Business Objects SA ADR *                                   7,500       336,525
Ciena Corp. * (a)                                           8,700       331,296
Cognizant Technology Solutions Corp. *                      4,300       343,011
Equinix, Inc. * (a)                                         3,900       345,891
Kla-Tencor Corp. (a)                                        4,200       234,276
Maxim Integrated Products, Inc.                             4,200       123,270
McAfee, Inc. * (a)                                          4,500       156,915
MEMC Electronic Materials, Inc. * (a)                       7,100       417,906
Network Appliance, Inc. * (a)                               5,800       156,078
Nvidia Corp. * (a)                                          9,599       347,904
Research In Motion Ltd. *                                   3,100       305,505
SanDisk Corp. * (a)                                         6,600       363,660
Xilinx, Inc. (a)                                           11,500       300,610
                                                                   ------------
                                                                      5,291,273
                                                                   ------------
MATERIALS 6.3%
Allegheny Technologies, Inc. (a)                            3,500       384,825
Carpenter Technology Corp. (a)                              2,800       364,028
Freeport-McMoRan Copper & Gold, Inc. (a)                    2,000       209,780
Praxair, Inc.                                               5,700       477,432
Steel Dynamics, Inc. (a)                                    4,700       219,490
                                                                   ------------
                                                                      1,655,555
                                                                   ------------
TELECOMMUNICATION SERVICES 1.5%
NII Holdings, Inc. * (a)                                    4,900       402,535
                                                                   ------------
UTILITIES 1.0%
AES Corp. * (a)                                            12,900       258,516
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $18,918,444)                                                 25,837,899
                                                                   ------------
MONEY MARKET FUNDS 24.1%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $6,289,062)                                     6,289,062     6,289,062
                                                                   ------------
TOTAL INVESTMENTS 123.1%
  (COST $25,207,506)+                                                32,126,961
EXCESS OF LIABILITIES OVER OTHER ASSETS (23.1)%                      (6,031,872)
                                                                   ------------
NET ASSETS 100.0%                                                  $ 26,095,089
                                                                   ============

*     NON-INCOME PRODUCING
+ COST FOR FEDERAL INCOME TAX PURPOSES IS $25,207,506. AT SEPTEMBER 30, 2007 UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $6,919,455 OF WHICH $7,027,683 RELATED TO APPRECIATED SECURITIES AND $108,228 RELATED TO DEPRECIATED SECURITIES.
(A) ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT SEPTEMBER 30, 2007. THE AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2007 IS $4,691,561 AND $6,164,338, RESPECTIVELY.
(B) MONEY MARKET MUTUAL FUND REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND ADVISED BY SSGA FUNDS MANAGEMENT, INC., AN AFFILIATE OF STATE STREET BANK AND TRUST COMPANY. THIS AMOUNT REPRESENTS THE INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LENDING ACTIVITY (SEE NOTE 2).
ADR - AMERICAN DEPOSITORY RECEIPT

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST MONEY MARKET FUND

INVESTMENT IN SECURITIES
at September 30, 2007 (Unaudited)

                                                       PRINCIPAL
                                                         AMOUNT       VALUE
                                                       (M=$1,000)    (NOTE 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 23.1%
FEDERAL HOME LOAN BANK 10.6%
Agency Discount Notes:
Federal Home Loan Bank Discount Notes
  4.67%, 10/02/07                                            600M  $    599,922
Federal Home Loan Bank Discount Notes
  4.67%, 10/11/07                                            345M       344,552
Federal Home Loan Bank Discount Notes
  4.6%, 10/12/07                                             930M       928,693
                                                                   ------------
TOTAL FEDERAL HOME LOAN BANK                                          1,873,167
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION 7.3%
Agency Discount Notes:
Freddie Mac Discount Notes
  4.62%, 11/09/07                                          1,285M     1,278,569
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 5.2%
Agency Discount Notes:
Fannie Mae Discount Notes
  4.5%, 10/17/07                                             920M       918,160
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $4,069,896)                                                   4,069,896
                                                                   ------------
CORPORATE SHORT-TERM NOTES 75.5%
Abbott Labs
  4.72%, 10/24/07                                            300M       299,095
  5.2%, 10/03/07                                             595M       594,828
American Express Credit
  5%, 10/01/07                                               725M       725,000
American General Finance
  4.82%, 10/18/07                                            890M       887,974
Astrazeneca Plc
  4.9%, 10/25/07                                             500M       498,367
  4.92%, 10/29/07                                            385M       383,527
Citigroup Global
  5.25%, 11/07/07                                          1,000M       994,604
Coca Cola
  5%, 10/10/07                                               500M       499,375
Fortis Funding
  5.525%, 10/05/07                                         1,000M       999,386
General Electric Capital
  5.26%, 10/19/07                                          1,200M     1,196,844
LaSalle Bank Corp.
  4.75%, 10/26/07                                            890M       887,064
Nestle Capital Corp.
  4.84%, 11/08/07                                            900M       895,402
New Jersey Natural Gas
  5.02%, 10/10/07                                            915M       913,852
Procter & Gamble
  4.77%, 11/15/07                                            305M       303,181
Prudential Funding
  5.1%, 10/04/07                                             650M       649,724
Reckitt Ben Plc
  5%, 10/22/07                                               825M       822,594
Southern Co Fdg
  5.12%, 10/09/07                                            900M       898,976
Toyota Motor Credit
  4.75%, 10/22/07                                            895M       892,520
                                                                   ------------
TOTAL CORPORATE SHORT-TERM NOTES
  (COST $13,342,313)                                                 13,342,313
                                                                   ------------

                                                         SHARES
                                                       ----------
INSTITUTIONAL FUNDS 1.9%
Blackrock Provident Institutional Funds TempFund #24
  (Cost $340,000)                                         340,000       340,000
                                                                   ------------
TOTAL INVESTMENTS 100.5%
  (COST $17,752,209)+                                                17,752,209
EXCESS OF LIABILITIES OVER OTHER ASSETS (0.5)%                          (87,329)
                                                                   ------------
NET ASSETS 100.0%                                                  $ 17,664,880
                                                                   ============

+     ALSO COST FOR FEDERAL INCOME TAX PURPOSES.

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND

FUND PROFILE
at September 30, 2007 (Unaudited)

TOP SECTORS

SECTOR                                                     PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Industrials                                                                19.4%
Information Technology                                                     18.8%
Health Care                                                                14.2%
Financials                                                                 13.4%
Consumer Discretionary                                                     12.2%
Energy                                                                      7.0%
Materials                                                                   3.9%
Consumer Staples                                                            3.6%
Telecommunication Services                                                  1.0%
Utilities                                                                   0.6%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*

DESCRIPTION                                                PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Ansys, Inc.                                                                 1.8%
Micros Systems, Inc.                                                        1.8%
Diodes, Inc.                                                                1.8%
Core Laboratories NV                                                        1.6%
Daktronics, Inc.                                                            1.6%
LKQ Corp.                                                                   1.5%
Aptargroup, Inc.                                                            1.5%
Flir Systems, Inc.                                                          1.4%
Formfactor, Inc.                                                            1.4%
Superior Energy Services                                                    1.4%
  TOTAL OF NET ASSETS                                                      15.8%
--------------------------------------------------------------------------------

* "TOP 10 HOLDINGS" EXCLUDES ANY SHORT-TERM INVESTMENTS AND MONEY MARKET FUNDS. PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE. MORE COMPLETE HOLDINGS FOLLOW.

INVESTMENT IN SECURITIES
at September 30, 2007 (Unaudited)

                                                         SHARES       VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS 94.1%
CONSUMER DISCRETIONARY 12.2%
Bright Horizons Family Solutions, Inc. * (a)               18,400  $    788,256
Coldwater Creek, Inc. * (a)                                22,300       242,178
Dress Barn, Inc. * (a)                                     29,700       505,197
DSW, Inc. * (a)                                             3,800        95,646
Harte-Hanks, Inc. (a)                                      22,500       442,800
Hibbett Sports, Inc. * (a)                                 20,400       505,920
Iconix Brand Group, Inc. * (a)                             17,000       404,430
LKQ Corp. * (a)                                            28,000       974,680
McCormick & Schmick's Seafood Restaurants, Inc. * (a)      23,900       450,037
Men's Wearhouse, Inc.                                      10,900       550,668
Monarch Casino & Resort, Inc. * (a)                        18,200       517,790
Pool Corp. (a)                                             17,000       424,660
Shuffle Master, Inc. * (a)                                 13,500       201,825
Sonic Corp. * (a)                                          25,300       592,020
Tractor Supply Co. * (a)                                   10,300       474,727
Wolverine World Wide, Inc. (a)                             24,200       663,080
                                                                   ------------
                                                                      7,833,914
                                                                   ------------
CONSUMER STAPLES 3.6%
Alberto-Culver Co. (a)                                        800        19,832
Casey's General Stores, Inc.                               15,400       426,580
Chattem, Inc. * (a)                                         8,700       613,524
Church & Dwight Co., Inc. (a)                              18,200       856,128
Hain Celestial Group, Inc. * (a)                           13,200       424,116
                                                                   ------------
                                                                      2,340,180
                                                                   ------------
ENERGY 7.0%
Cabot Oil & Gas Corp.                                      10,200       358,632
Comstock Resources, Inc. * (a)                             22,700       700,068
Core Laboratories NV * (a)                                  8,100     1,031,859
Oil States Int'l. Inc * (a)                                14,000       676,200
Superior Energy Services *                                 26,100       924,984
Tetra Technologies, Inc. * (a)                             39,000       824,460
                                                                   ------------
                                                                      4,516,203
                                                                   ------------
FINANCIALS 13.4%
Corporate Office Properties Trust SBI MD * (a)(b)          10,200       424,626
Delphi Financial Group, Inc. (a)                           16,500       666,930
East West Bancorp, Inc. (a)                                18,300       658,068
Endurance Specialty Holdings Ltd. (a)                      18,500       768,675
First Midwest Bancorp Inc.                                 18,500       631,960
Glacier Bancorp, Inc. (a)                                  17,400       391,848
Healthcare Realty Trust, Inc. * (a)(b)                     15,500       413,230
Investment Technology Group, Inc. *                        21,000       902,580
Lexington Realty Trust * (b)                               26,500       530,265
optionsXpress Holdings, Inc. (a)                           33,100       865,234
Portfolio Recovery Associates, Inc. (a)                    15,500       822,585
Selective Insurance Group (a)                              37,800       804,384
UCBH Holdings, Inc. (a)                                    40,500       707,940
                                                                   ------------
                                                                      8,588,325
                                                                   ------------
HEALTH CARE 14.2%
Abaxis, Inc. * (a)                                          7,500       168,375

The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND

                                                         SHARES       VALUE
                                                                     (NOTE 2)
--------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. * (a)              39,500  $    669,525
Arthrocare Corp. * (a)                                     11,300       631,557
Bio-Rad Laboratories, Inc. *                                7,700       696,850
Gen-Probe, Inc. *                                           5,100       339,558
HealthExtras, Inc. * (a)                                   19,800       551,034
Healthways, Inc. * (a)                                      8,500       458,745
ICU Medical, Inc. * (a)                                     8,200       317,750
Idexx Laboratories, Inc. *                                  2,600       284,934
Immucor, Inc. * (a)                                        15,300       546,975
Integra LifeSciences Holdings Corp. * (a)                   9,400       456,652
inVentiv Health, Inc. *                                    12,600       552,132
Meridian Bioscience, Inc. (a)                              22,300       676,136
Omrix Biopharmaceuticals, Inc. * (a)                       17,600       621,456
Psychiatric Solutions, Inc. * (a)                          18,800       738,464
Sirona Dental Systems, Inc. (a)                            15,200       542,184
West Pharmaceutical Services, Inc. (a)                     20,200       841,532
                                                                   ------------
                                                                      9,093,859
                                                                   ------------
INDUSTRIALS 19.4%
American Reprographics Co. * (a)                           28,200       527,904
Clarcor, Inc. (a)                                          15,100       516,571
Consolidated Graphics, Inc. * (a)                           9,800       615,342
CRA Int'l. Inc *                                           17,600       848,144
Curtiss-Wright Corp. (a)                                   14,000       665,000
Dynamic Materials Corp. (a)                                14,500       694,405
ESCO Technologies, Inc. * (a)                              17,500       581,700
Forward Air Corp. (a)                                      22,100       658,138
Genlyte Group, Inc. * (a)                                  10,900       700,434
Healthcare Services Group (a)                              13,900       281,753
Heartland Express, Inc. (a)                                52,900       755,412
Heico Corp.                                                 8,810       347,995
IDEX Corp. (a)                                             22,400       815,136
Interline Brands, Inc. * (a)                               21,500       494,285
Moog, Inc. *                                               18,700       821,678
NCI Building Systems, Inc. * (a)                           13,900       600,619
Toro Co. (a)                                               10,600       623,598
Wabtec Corp.                                               19,500       730,470
Waste Connections, Inc. *                                  26,100       828,936
Woodward Governor Co.                                       5,500       343,200
                                                                   ------------
                                                                     12,450,720
                                                                   ------------
INFORMATION TECHNOLOGY 18.8%
ACI Worldwide, Inc. *                                      22,900       511,815
Ansoft Corp. * (a)                                          2,300        75,854
Ansys, Inc. *                                              34,300     1,172,031
Blackbaud, Inc. (a)                                        15,300       386,172
Cognex Corp. (a)                                           21,400       380,064
Daktronics, Inc. (a)                                       37,500     1,020,750
Diodes, Inc. * (a)                                         35,400     1,136,340
Flir Systems, Inc. * (a)                                   16,800       930,552
Formfactor, Inc. * (a)                                     20,900       927,333
Micros Systems, Inc. * (a)                                 17,600     1,145,232
Nice Systems Ltd. ADR *                                    22,700       813,568
Power Integrations, Inc. * (a)                             20,700       614,997
Progress Software Corp. * (a)                              19,200       581,760
Quality Systems, Inc. (a)                                  20,200       739,926
Rofin-Sinar Technologies, Inc. *                           10,000       702,100
Supertex, Inc. * (a)                                       14,700       586,236
Trimble Navigation Ltd. * (a)                               9,400       368,574
                                                                   ------------
                                                                     12,093,304
                                                                   ------------
MATERIALS 3.9%
Aptargroup, Inc. (a)                                       25,200       954,324
Carpenter Technology Corp. (a)                              5,000       650,050
RTI Int'l. Metals, Inc. *                                  11,100       879,786
                                                                   ------------
                                                                      2,484,160
                                                                   ------------
TELECOMMUNICATION SERVICES 1.0%
NeuStar, Inc. * (a)                                        19,200       658,368
                                                                   ------------
UTILITIES 0.6%
Atmos Energy Corp.                                         14,400       407,808
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $48,490,838)                                                 60,466,841
                                                                   ------------
MONEY MARKET FUNDS 24.7%
State Street Navigator Securities Lending
  Prime Portfolio (c)
  (Cost $15,874,571)                                   15,874,571    15,874,571
                                                                   ------------

                                                       PRINCIPAL
                                                         AMOUNT       VALUE
                                                       (M=$1,000)    (NOTE 2)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 4.7%
General Electric Capital
  4.7%, 10/02/07
  (Cost $2,999,608)                                        3,000M  $  2,999,608
                                                                   ------------
TOTAL INVESTMENTS 123.5%
  (COST $67,365,017)+                                                79,341,020
EXCESS OF LIABILITIES OVER OTHER ASSETS (23.5)%                     (15,111,120)
                                                                   ------------
NET ASSETS 100.0%                                                  $ 64,229,900
                                                                   ============

*     NON-INCOME PRODUCING
+ COST FOR FEDERAL INCOME $67,365,017. AT SEPTEMBER 30, 2007 UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $11,976,003 OF WHICH $14,026,550 RELATED TO APPRECIATED SECURITIES AND $2,050,547 RELATED TO DEPRECIATED SECURITIES.
(a) ALL OR A PORTION OF THIS SECURITY WAS ON LOAN AT SEPTEMBER 30, 2007. THE AGGREGATE COST AND MARKET VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2007 IS $13,006,962 AND $15,302,115, RESPECTIVELY.
(b)   REAL ESTATE INVESTMENT TRUSTS
(c) MONEY MARKET MUTUAL FUND REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND ADVISED BY SSGA FUNDS MANAGEMENT, INC., AN AFFILIATE OF STATE STREET BANK AND TRUST COMPANY. THIS AMOUNT REPRESENTS THE INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES LENDING ACTIVITY (SEE NOTE 2).
ADR - AMERICAN DEPOSITORY RECEIPT
SBI - SHARES BENEFICIAL INTEREST

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION: The Sentinel Variable Products Trust (the "Trust") is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of six separate and distinct funds:
Balanced, Bond, Common Stock, Mid Cap Growth, Money Market and Small Company, all of which are diversified.

NOTE 2:

SECURITY VALUATION: Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The mean of the current bid and ask prices is generally used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision.

Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

SECURITIES LENDING: Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund's portfolio before taking into account the securities loan, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to a value of 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is paid to the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund's best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Variable Products Trust


      By                         /s/ Thomas P. Malone
                                 ---------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date                        11/27 /2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By                         /s/ Christian W. Thwaites
                                 -------------------------
                                 Christian W. Thwaites
                                 President and Chief Executive Officer

      Date                       11/27/2007


      By                         /s/ Thomas P. Malone
                                 ---------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date                        11/27/2007